Significant accounting policies - Basis for consolidation (Details) - shares	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Feb. 15, 2023
Disclosure of subsidiaries [line items]
Common shares and/or quotas	401,873,146,000	401,803,041,000
Inter Distribuidora de Ttulos e Valores Mobilirios Ltda.
Disclosure of subsidiaries [line items]
Common shares and/or quotas			416,667
Brazil, Brazil Real | BRAZIL | Inter and Co Participações Ltda. [Member]
Disclosure of subsidiaries [line items]
Common shares and/or quotas	1,500,000,000
Functional currency	BRL
Country	Brazil
Share in the capital (%)	100.00%	100.00%
Brazil, Brazil Real | BRAZIL | Inter Holding Financeira S.A.
Disclosure of subsidiaries [line items]
Common shares and/or quotas	401,159,540,000
Functional currency	BRL
Country	Brasil
Share in the capital (%)	100.00%	100.00%
Brazil, Brazil Real | BRAZIL | Banco Inter S.A.
Disclosure of subsidiaries [line items]
Common shares and/or quotas	1,297,308,713,000
Functional currency	BRL
Country	Brazil
Share in the capital (%)	100.00%	100.00%
Brazil, Brazil Real | BRAZIL | Inter Distribuidora de Ttulos e Valores Mobilirios Ltda.
Disclosure of subsidiaries [line items]
Common shares and/or quotas	25,000,000,000
Functional currency	BRL
Country	Brazil
Share in the capital (%)	100.00%	98.30%
Brazil, Brazil Real | BRAZIL | Inter Digital Corretora e Consultoria de Seguros Ltda.
Disclosure of subsidiaries [line items]
Common shares and/or quotas	59,750,000
Functional currency	BRL
Country	Brazil
Share in the capital (%)	60.00%	60.00%
Brazil, Brazil Real | BRAZIL | Inter Marketplace Ltda.
Disclosure of subsidiaries [line items]
Common shares and/or quotas	5,000,000,000
Functional currency	BRL
Country	Brazil
Share in the capital (%)	100.00%	100.00%
Brazil, Brazil Real | BRAZIL | Inter Asset Holding S.A.
Disclosure of subsidiaries [line items]
Common shares and/or quotas	7,000,000,000
Functional currency	BRL
Country	Brazil
Share in the capital (%)	70.00%	70.00%
Brazil, Brazil Real | BRAZIL | Inter Titulos Fundo de Investimento
Disclosure of subsidiaries [line items]
Common shares and/or quotas	489,302,000
Functional currency	BRL
Country	Brazil
Share in the capital (%)	98.30%	98.30%
Brazil, Brazil Real | BRAZIL | BMA Inter Fundo De Investimento Em Direitos Creditrios Multissetorial
Disclosure of subsidiaries [line items]
Common shares and/or quotas	5,000,000,000
Functional currency	BRL
Country	Brazil
Share in the capital (%)	86.46%	90.70%
Brazil, Brazil Real | BRAZIL | TBI Fundo De Investimento Renda Fixa Credito Privado
Disclosure of subsidiaries [line items]
Common shares and/or quotas	388,157,511,000
Functional currency	BRL
Country	Brazil
Share in the capital (%)	100.00%	100.00%
Brazil, Brazil Real | BRAZIL | TBI Fundo De Investimento Crdito Privado Investimento Exterior
Disclosure of subsidiaries [line items]
Common shares and/or quotas	443,689,064,000
Functional currency	BRL
Country	Brazil
Share in the capital (%)	100.00%	100.00%
Brazil, Brazil Real | BRAZIL | IG 30 Fundo de Investimento Renda Fixa Crédito Privado [Member]
Disclosure of subsidiaries [line items]
Common shares and/or quotas	144,796,772,000
Functional currency	BRL
Country	Brazil
Share in the capital (%)	100.00%	0.00%
Brazil, Brazil Real | BRAZIL | Inter Simples Fundo de Investimento em Direitos Creditórios Multissetorial [Member]
Disclosure of subsidiaries [line items]
Common shares and/or quotas	6,147,000
Functional currency	BRL
Country	Brazil
Share in the capital (%)	86.80%	0.00%
Brazil, Brazil Real | BRAZIL | IM Designs Desenvolvimento de Software Ltda.
Disclosure of subsidiaries [line items]
Common shares and/or quotas	50,000,000,000
Functional currency	BRL
Country	Brazil
Share in the capital (%)	50.00%	50.00%
Brazil, Brazil Real | BRAZIL | Acerto Cobrança e Informações Cadastrais S.A. [Member]
Disclosure of subsidiaries [line items]
Common shares and/or quotas	60,000,000,000,000
Functional currency	BRL
Country	Brazil
Share in the capital (%)	60.00%	60.00%
Brazil, Brazil Real | BRAZIL | Inter Asset Gesto de Recursos Ltda
Disclosure of subsidiaries [line items]
Common shares and/or quotas	30,680,000
Functional currency	BRL
Country	Brazil
Share in the capital (%)	70.00%	70.00%
Brazil, Brazil Real | BRAZIL | Inter Caf Ltda.
Disclosure of subsidiaries [line items]
Common shares and/or quotas	10,000,000
Functional currency	BRL
Country	Brazil
Share in the capital (%)	100.00%	100.00%
Brazil, Brazil Real | BRAZIL | Inter Boutiques Ltda.
Disclosure of subsidiaries [line items]
Common shares and/or quotas	10,000,000
Functional currency	BRL
Country	Brazil
Share in the capital (%)	100.00%	100.00%
Brazil, Brazil Real | BRAZIL | Inter Food Ltda.
Disclosure of subsidiaries [line items]
Common shares and/or quotas	7,000,000,000
Functional currency	BRL
Country	Brazil
Share in the capital (%)	70.00%	70.00%
Brazil, Brazil Real | BRAZIL | Inter Viagens e Entretenimento Ltda. [Member]
Disclosure of subsidiaries [line items]
Common shares and/or quotas	1,000,000
Functional currency	BRL
Country	Brazil
Share in the capital (%)	100.00%	100.00%
Brazil, Brazil Real | BRAZIL | Inter Conectividade Ltda. [Member]
Disclosure of subsidiaries [line items]
Common shares and/or quotas	33,533,805,000
Functional currency	BRL
Country	Brazil
Share in the capital (%)	100.00%	0.00%
United States of America, Dollars | UNITED STATES | Inter and Co Securities LLC
Disclosure of subsidiaries [line items]
Common shares and/or quotas	0
Functional currency	US$
Country	USA
Share in the capital (%)	100.00%	100.00%
United States of America, Dollars | UNITED STATES | Inter Us Holding, Inc [Member]
Disclosure of subsidiaries [line items]
Common shares and/or quotas	50,000,000
Functional currency	US$
Country	USA
Share in the capital (%)	100.00%	0.00%
United States of America, Dollars | UNITED STATES | Inter Us Holding, LLC
Disclosure of subsidiaries [line items]
Common shares and/or quotas	100,000
Functional currency	US$
Country	USA
Share in the capital (%)	0.00%	100.00%
United States of America, Dollars | UNITED STATES | Inter & Co Payments, Inc
Disclosure of subsidiaries [line items]
Common shares and/or quotas	16,000,000,000
Functional currency	US$
Country	USA
Share in the capital (%)	100.00%	100.00%
United States of America, Dollars | UNITED STATES | Inter US Management, LLC [Member]
Disclosure of subsidiaries [line items]
Common shares and/or quotas	100,000,000
Functional currency	US$
Country	USA
Share in the capital (%)	100.00%	0.00%
United States of America, Dollars | UNITED STATES | Inter US Finance, LLC [Member]
Disclosure of subsidiaries [line items]
Common shares and/or quotas	100,000,000
Functional currency	US$
Country	USA
Share in the capital (%)	100.00%	0.00%
Euro Member Countries, Euro | PORTUGAL | INTRGLOBALEU Serviços Administrativos, LDA [Member]
Disclosure of subsidiaries [line items]
Common shares and/or quotas	0
Functional currency	EUR
Country	Portugal
Share in the capital (%)	100.00%	100.00%